Key management personnel compensation is comprised of: (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Notes and other explanatory information [abstract]
Share based compensation	$ 1,020,491	$ 320,160
Management fees	306,000	308,389
Professional fees	125,000		12,500
Directors’ fees	86,400	66,500
Financing fees	66,516
Consulting fees	30,000
Total	$ 1,634,407	$ 695,049	$ 12,500